Consolidated Balance Sheets - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Current assets
Cash and cash equivalents	$ 47,673	$ 31,543
Accounts receivable	1,991	1,643
Unbilled receivable	4,637	1,425
Related party receivables and loan receivables	3,233	3,599
Account and loan receivables	9,861	6,667
Inventory	4,581	2,180
Deferred costs	2,599	2,068
Prepaid warranty	829	1,037
Prepaid Expenses	3,660	2,046
Other current assets	1,458	126
Total current assets	70,661	45,667
Deferred costs	3,243	2,056
Property and equipment, net	5,606	2,792
Prepaid warranty	1,229	878
Deposits and other assets	493	298
Total assets	81,232	51,691
Current liabilities:
Accounts payable	2,348	1,922
Accrued expenses	4,709	2,591
Deferred revenue	16,049	12,481
Deferred rent	159	134
Short-term PPP loan	0	3,487
Income tax payable	542	88
Other current liabilities	689	689
Total current liabilities	24,496	21,392
Deferred rent	769	928
Deferred revenue	17,517	21,563
Warrants	7	0
Long-term PPP loan	0	2,093
Other long-term liabilities payable	0	689
Total liabilities	42,789	46,665
Stockholders' equity
Preferred stock, $0.0001 par value; 100,000,000 shares authorized; none issued or outstanding	0	0
Class A common stock; $0.0001 par value; 500,000,000 shares authorized; 88,876,292 and 66,933,566 shares issued and outstanding at January 31, 2022 and January 31, 2021, respectively	9	7
Additional paid-in capital	455,849	180,853
Accumulated other comprehensive (loss) income	271	40
Accumulated deficit	(417,686)	(175,039)
Subscription notes receivable	0	(835)
Total stockholders' equity	38,443	5,026
Total liabilities and stockholders' equity	$ 81,232	$ 51,691